Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2018	December 31, 2017
Prepaid voyage costs	$ 134	$ 14
Inventory	1,004	220
Other	757	671

Total prepaid expenses and other current assets	$ 1,895	$ 905

Inventories, which are comprised of bunkers remaining on board as of December 31, 2018, due to freight voyages, are valued at cost as determined on the first-in, first-out basis.